Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.
Entity Central Index Key	0000315748
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000005557
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Money Fund
Class Name	Investor Class
Trading Symbol	PTEXX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Exempt Money Fund - Investor Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 685,396,000
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 1,193,000
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$685,396
Number of Portfolio Holdings	195

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Other Municipal Security	43.4%
Variable Rate Demand Notes	33.6
Non-Financial Company Commercial Paper	21.6
Other Assets less Liabilities	1.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Virginia Housing Dev. Auth., Tender Option Bond Trust Receipts	1.7%
Roanoke Economic Dev. Auth., Carilion Clinic Obligated	1.7
Clark County Dept. of Aviation	1.6
New York City Transational Fin. Auth., Tender Option Bond Trust Receipts	1.6
Rhode Island Health & Ed. Building	1.6
Missouri HEFA, SSM Health Care	1.6
Houston Combined Utility System	1.6
Harris County	1.6
Greenville County School Dist.	1.5
South Carolina Public Service Auth.	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000193189
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Money Fund
Class Name	I Class
Trading Symbol	TERXX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Exempt Money Fund - I Class	$24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
AssetsNet	$ 685,396,000
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 1,193,000
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$685,396
Number of Portfolio Holdings	195

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Other Municipal Security	43.4%
Variable Rate Demand Notes	33.6
Non-Financial Company Commercial Paper	21.6
Other Assets less Liabilities	1.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Virginia Housing Dev. Auth., Tender Option Bond Trust Receipts	1.7%
Roanoke Economic Dev. Auth., Carilion Clinic Obligated	1.7
Clark County Dept. of Aviation	1.6
New York City Transational Fin. Auth., Tender Option Bond Trust Receipts	1.6
Rhode Island Health & Ed. Building	1.6
Missouri HEFA, SSM Health Care	1.6
Houston Combined Utility System	1.6
Harris County	1.6
Greenville County School Dist.	1.5
South Carolina Public Service Auth.	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless